OTHER EXPENSES, NET (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Other income	€ 21,188	€ 21,818	€ 10,958
Other expenses	55,490	34,261	29,856
Total other expenses, net	€ 34,302	€ 12,443	€ 18,898